INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAX [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2015	2014
	$	$

Operating loss carry forwards	7,656	8,081
Reserves and allowances	1,629	1,525

Net deferred tax assets before valuation allowance	9,285	9,606
Valuation allowance	(5,213)	(5,347)

Net deferred tax assets	4,072	4,259

Deferred income taxes consist of the following:
Domestic	4,027	4,259
Valuation allowance	-	-
Net deferred tax assets	4,027	4,259

Foreign	5,258	5,347
Valuation allowance	(5,213)	(5,347)
	45	-

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2015	2014	2013
	$	$	$

Domestic	915	6,281	1,495
Foreign	301	1,595	(137)
	1,216	7,876	1,358

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2015	2014	2013
	$	$	$
Income before income tax, as reported in the consolidated statements of operations	1,216	7,876	1,358
Statutory tax rate in Israel	26.5%	26.5%	25%

Theoretical tax expense	322	2,087	340
Current year carryforward losses and other differences for which a valuation allowance was recorded	2	67	(908)
Changes in valuation allowance	(211)	(1,332)	(3,668)
Changes in foreign currency exchange rate	44	674	(425)
Changes in tax rate	-	-	(334)
Non-deductible expenses and other differences	40	179	(113)

Actual income tax expense (benefit)	197	1,675	(5,108)